UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06115

Exact name of registrant as specified in charter:	Aberdeen Singapore Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—98.5%(a)
COMMON STOCKS—98.5%
HONG KONG—7.1%
90,800	Jardine Matheson Holdings Ltd.	Industrial Conglomerates— 6.6%	$5,600,102
11,500	Jardine Strategic Holdings Ltd.	Industrial Conglomerates— 0.5%	438,278
			6,038,380
INDONESIA—1.1%
579,000	Delfi Ltd. (b)	Food Products— 1.1%	924,362
SINGAPORE—90.3%
458,700	BreadTalk Group Ltd. (b)	Food & Staples Retailing— 0.5%	418,228
624,000	Bukit Sembawang Estates Ltd.	Real Estate Management & Development— 2.6%	2,171,512
1,217,600	CapitaLand Ltd.	Real Estate Management & Development— 3.3%	2,841,567
1,288,000	CDL Hospitality Trusts	Equity Real Estate Investment Trusts (REIT)— 1.5%	1,290,467
951,600	City Developments Ltd.	Real Estate Management & Development— 7.4%	6,246,288
1,718,900	ComfortDelGro Corp. Ltd.	Road & Rail— 3.5%	2,941,366
544,373	DBS Group Holdings Ltd.	Banks— 8.7%	7,359,902
1,927,000	Far East Hospitality Trust (b)	Equity Real Estate Investment Trusts (REIT)— 1.0%	820,378
2,035,000	FJ Benjamin Holdings Ltd. (c)	Specialty Retail— 0.1%	84,926
1,280,000	Global Logistic Properties Ltd.	Real Estate Management & Development— 2.8%	2,359,015
514,000	Hong Leong Finance Ltd.	Consumer Finance— 0.9%	805,346
632,000	iFAST Corp. Ltd.	Internet Software & Services— 0.4%	380,653
97,761	Jardine Cycle & Carriage Ltd.	Distributors— 3.4%	2,866,676
945,300	Keppel Corp. Ltd.	Industrial Conglomerates— 4.9%	4,148,055
960,000	Keppel DC REIT	Equity Real Estate Investment Trusts (REIT)— 1.0%	816,406
1,362,515	Keppel REIT (b)	Equity Real Estate Investment Trusts (REIT)— 1.2%	976,436
411,000	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REIT)— 0.5%	447,156
1,359,515	Oversea-Chinese Banking Corp. Ltd.	Banks— 10.7%	9,067,432
2,711,552	Raffles Medical Group Ltd. (b)	Health Care Providers & Services— 3.4%	2,847,481
596,000	Riverstone Holdings Ltd.	Commercial Services & Supplies— 0.4%	372,639
728,000	SATS Ltd. (b)	Transportation Infrastructure— 3.2%	2,727,385
410,000	Singapore Exchange Ltd.	Capital Markets— 2.5%	2,156,617

See Notes to Portfolio of Investments.

Aberdeen Singapore Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
1,356,900	Singapore Technologies Engineering Ltd.	Aerospace & Defense— 3.7%	$3,179,945
2,384,800	Singapore Telecommunications Ltd.	Diversified Telecommunication Services— 7.7%	6,556,751
178,690	Straits Trading Co. Ltd. (b)	Metals & Mining— 0.3%	247,238
200,000	United Engineers Ltd. (b)	Construction & Engineering— 0.5%	401,604
385,771	United Overseas Bank Ltd.	Banks— 6.8%	5,737,169
395,900	Venture Corp. Ltd.	Electronic Equipment Instruments & Components— 3.4%	2,863,969
1,470,000	Wheelock Properties (Singapore) Ltd.	Real Estate Management & Development— 2.0%	1,701,987
4,094,400	Yoma Strategic Holdings Ltd.	Real Estate Management & Development— 2.0%	1,672,535
			76,507,129
	Total Common Stocks		83,469,871
	Total Long-Term Investments—98.5% (cost $76,481,058)		83,469,871

SHORT-TERM INVESTMENT—0.5%

Description	Shares	Value (US$)
UNITED STATES—0.5%
State Street Institutional U.S. Government Money Market Fund (d)	431,399	431,399
	Total Short-Term Investment—0.5% (cost $431,399)	431,399
	Total Investments—99.0% (cost $76,912,457) (e)	83,901,270
	Other Assets in Excess of Liabilities—1.0%	884,918
	Net Assets—100.0%	$84,786,188

(a)                                 Fair values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                                 Security is not applying a valuation factor. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)                                  Non-income producing security.

(d)                                 Registered investment company advised by State Street Global Advisors.

(e)                                  See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

REIT                  Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective to maintain a $1.00 per share net asset value (“NAV”), and which objective is not guaranteed. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2017

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Construction & Engineering	$401,604	$—	$—	$401,604
Equity Real Estate Investment Trusts (REIT)	1,796,814	2,554,029	—	4,350,843
Food & Staples Retailing	418,228	—	—	418,228
Food Products	924,362	—	—	924,362
Health Care Providers & Services	2,847,481	—	—	2,847,481
Metals & Mining	247,238	—	—	247,238
Transportation Infrastructure	2,727,385	—	—	2,727,385
Other	—	71,552,730	—	71,552,730
Short-Term Investment	431,399	—	—	431,399
Total	$9,794,511	$74,106,759	$—	$83,901,270

Amounts listed as “-” are $0 or round to $0.

The Fund held no Level 3 securities at January 31, 2017.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended January 31, 2017, the security issued by Jardine Matheson Holdings Ltd. in the amount of $5,600,102, transferred from Level 1 to Level 2 because there was a valuation factor applied on January 31, 2017. During the period ended January 31, 2017, the securities issued by Keppel REIT, Raffles Medical Group Ltd., SATS Ltd. and United Engineers Ltd. in the amounts of $976,436, $2,847,481, $2,727,385 and $5,737,169, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied on January 31, 2017. For the period ended January 31, 2017, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2017

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$76,912,457	$14,331,576	$(7,342,763)	$6,988,813

Item 2. Controls and Procedures

(a)   The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Singapore Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: March 31, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Singapore Fund, Inc.

Date: March 31, 2017